Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 1,025,745	$ 987,747
Operating lease liabilities	32,653	158,430
Net operating loss carryforwards	3,567,490	2,324,863
Less: valuation allowance	(3,787,252)	(2,424,196)
Net deferred tax assets	838,636	1,046,844
Right of use assets	(32,137)	(153,741)
Goodwill and intangible assets	(724,395)	(811,000)
Property and equipment	(82,103)	(82,103)
Net deferred tax liabilities	(838,636)	(1,046,844)
Net deferred taxes